CONVERTIBLE PREFERRED STOCK AND COMMON STOCK - Schedule of Shares Reserved for Issuance (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	270,663,755	277,129,612	273,914,985
Shares reserved for convertible preferred stock outstanding
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	175,531,186	175,440,744	191,142,894
Shares reserved for warrants to purchase shares of common stock
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	6,001,639	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of preferred stock
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	44,205,800	44,296,242	29,624,663
Options issued and outstanding
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	44,914,082	51,379,939	42,846,649
Shares available for future option grants
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	11,048	11,048	4,299,140